Uncategorized Items
[rr_BarChartDoesNotReflectSalesLoads]	Figures do not reflect sales charges. If they did, returns would be lower.
[rr_ExpenseBreakpointDiscounts]		You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]			50,000
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]	2015-12-31
[rr_OtherExpensesNewFundBasedOnEstimates]	Estimated for the current fiscal year.
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
[rr_PerformancePastDoesNotIndicateFuture]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
[rr_RiskLoseMoney]	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
[rr_RiskNondiversifiedStatus]	The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.